Goodwill (Details Narrative) - ILS (₪) ₪ in Thousands		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Recoverable amount	₪ 391,720
Impairment losses on goodwill	₪ 63,101
After-tax discount rate		18.00%	15.25%
Debt leveraging rate		14.40%	17.00%
Market interest rate		6.88%	10.21%
Terminal value long-term growth rate		3.50%
Decrease impairment loss		₪ 16,372
Impairment loss on financial assets		₪ 6,845